Acquisitions and Divestitures - NCI (Details) - Sumitomo 3M Limited ¥ in Billions	1 Months Ended
Sep. 30, 2014 JPY (¥)
Transactions with 3M subsidiaries that have non controlling interests
Percent of interest acquired of Sumitomo 3M Limited	25.00%
Amount of acquisition for remaining non-controlling interest	¥ 90